Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 2,094	£ 2,139
Description of valuation techniques used to measure fair value less costs of disposal	Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal. The impairment assessment is based on value in use with the exception of Pearson Institute of Higher Education as explained below.
Description of key assumptions	For the purpose of estimating the value in use of the CGUs, management has used an income approach based on present value techniques. The calculations use cash flow projections based on financial budgets approved by management covering a three-year period.   Previously, longer forecast periods for OPM were used, however, profitability improvements in the OPM division mean that it is currently sensible to use a three year analysis, consistent with the rest of the Group. OPM relies on contracts with key customers and the forecasts used assume these are renewed or replaced.  <table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Perpetuity growth rate	2.00%	2.00%
Description of management's approach to determining values assigned to key assumptions	Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include continued growth in OPM and Virtual Schools, ongoing pressures in the US Higher Education Courseware market, and recovery across all of our other CGUs following the impacts of COVID-19 in 2020. The sales forecasts use average nominal growth rates between 11% and 17% for emerging businesses in mature markets (2019: 6% and 11%) and 0% and 13% for mature businesses in mature markets (2019: (5)% and 4%) and between 2% and 18% (2019: 5% and 11%) for emerging markets with high inflation. These growth rates between 2021 and 2023 are inflated due to the impact of COVID-19 on sales in 2020. For those businesses that declined in 2020 the normalised growth rate using 2019 actuals as the starting point would be between (4)% and 3% for mature businesses in mature markets and between (4)% and 4% in emerging markets. <table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Impairment	£ 12	£ 65
Impairment of goodwill	0
Impairment charge recognised in relation to certain acquired intangibles	12
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	27
Impairment of intangible assets	65
Cost of goods sold [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	22	19
Operating expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	£ 158	182
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Description of accounting of goodwill prior to adoption of IFRS	For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased)
Trademark And Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	£ 0	12
Customer Lists Contracts And Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	2	0
Other Intangibles Acquired [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	£ 10	£ 53
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Post tax discount rate used in calculating fair value	9.30%	9.50%
CGU growth rate	2.20%	3.20%
Average nominal growth rate used in sales forecast for mature markets	0.00%	5.00%
Average nominal growth rate used in sales forecast for emerging markets	2.00%	5.00%
Average Nominal Growth Rate Used In Sales Forecast For Emerging Business In Emerging Markets	11.00%	6.00%
Normalised Growth Rate Used In Sales Forecast For Mature Markets		(4.00%)
Normalised Growth Rate Used In Sales Forecast For Emerging Markets		(4.00%)
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Post tax discount rate used in calculating fair value	17.20%	17.00%
CGU growth rate	4.50%	6.50%
Average nominal growth rate used in sales forecast for mature markets	13.00%	4.00%
Average nominal growth rate used in sales forecast for emerging markets	18.00%	11.00%
Average Nominal Growth Rate Used In Sales Forecast For Emerging Business In Emerging Markets	17.00%	11.00%
Normalised Growth Rate Used In Sales Forecast For Mature Markets		3.00%
Normalised Growth Rate Used In Sales Forecast For Emerging Markets		4.00%